Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Entity Current Reporting Status	Yes
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	Energy Transfer Partners, L.P.
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Central Index Key	0001161154
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	2016
Document Fiscal Period Focus	FY